REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION (Reconciliation of Total Adjusted EBITDA to Net Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Geographic Areas, Revenues from External Customers [Abstract]
Adjusted EBITDA	$ (110)	$ (153)	$ (1,188)
Depreciation and amortization expenses	(1,106)	(868)	(284)
Stock-based compensation	(223)	(170)	(69)
Financial expense (income), net	(17)	(17)	(95)
Goodwill impairment, net of contingent consideration	(482)	(3,514)
Video advertising technology impairment	(3,763)
Income tax effect	507	(194)	(54)
Net loss from continuing operations	$ (5,194)	$ (4,916)	$ (1,690)